Segment and Geographic Information - Schedule of Geographic Allocation (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Total revenues	$ 285,781	$ 333,838	$ 910,071	$ 1,026,756
Revenues	25,443	16,943	66,299	45,269
Asia
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Total revenues	104,260	125,396	336,006	391,115
Revenues	6,697	1,107	13,322	5,271
Europe
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Total revenues	149,394	174,823	478,730	536,650
Revenues	6,877	3,785	18,204	8,207
Americas
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Total revenues	13,414	14,357	42,357	45,378
Revenues	8,268	8,863	24,192	24,139
Bermuda
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Total revenues	397	1,138	2,576	3,333
Revenues	0	0	0	0
Other International
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Total revenues	18,316	18,124	50,402	50,280
Revenues	$ 3,601	$ 3,188	$ 10,581	$ 7,652